LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 13.3%
CITIC Telecom International Holdings Ltd.	101,276	$32,000
Deutsche Telekom AG, Registered Shares	75,855	1,354,698
Elisa oyj	9,850	587,329
HKT Trust & HKT Ltd.	208,679	275,050
Nippon Telegraph & Telephone Corp.	55,400	1,385,331
Orange SA	105,691	1,246,033
Proximus SADP	12,412	262,079
Swisscom AG, Registered Shares	2,293	1,251,149
TELUS Corp.	41,976	867,155

Total Diversified Telecommunication Services		7,260,824

Media - 0.5%
Eutelsat Communications SA	23,052	275,690

Wireless Telecommunication Services - 2.7%
SoftBank Corp.	108,300	1,424,415
StarHub Ltd.	42,100	40,606

Total Wireless Telecommunication Services		1,465,021

TOTAL COMMUNICATION SERVICES		9,001,535

CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.0%††
Mobilezone Holding AG, Registered Shares	3,064	32,893

Textiles, Apparel & Luxury Goods - 0.1%
Pacific Textiles Holdings Ltd.	68,463	42,558

TOTAL CONSUMER DISCRETIONARY		75,451

CONSUMER STAPLES - 17.8%
Food & Staples Retailing - 5.4%
Axfood AB	7,429	179,247
Koninklijke Ahold Delhaize NV	47,157	1,351,497
Tesco PLC	433,120	1,423,857

Total Food & Staples Retailing		2,954,601

Food Products - 5.0%
Danone SA	20,294	1,355,050
Nestle SA, Registered Shares	10,385	1,167,845
Tate & Lyle PLC	25,564	241,800

Total Food Products		2,764,695

Personal Products - 2.3%
Unilever PLC	21,690	1,262,223

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Tobacco - 5.1%
British American Tobacco PLC	37,382	$1,364,175
Japan Tobacco Inc.	66,600	1,321,567
Scandinavian Tobacco Group A/S	4,598	83,593

Total Tobacco		2,769,335

TOTAL CONSUMER STAPLES		9,750,854

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Itochu Enex Co. Ltd.	4,700	45,207

FINANCIALS - 21.7%
Banks - 14.5%
Bank of Nova Scotia	27,202	1,452,250
Banque Cantonale Vaudoise, Registered Shares	2,491	264,613
BOC Hong Kong Holdings Ltd.	295,056	882,826
Canadian Imperial Bank of Commerce	17,149	1,462,991
Dah Sing Financial Holdings Ltd.	10,022	28,435
DBS Group Holdings Ltd.	71,600	1,358,517
Oversea-Chinese Banking Corp. Ltd.	147,900	1,150,123
United Overseas Bank Ltd.	73,800	1,300,161
Valiant Holding AG, Registered Shares	506	48,575

Total Banks		7,948,491

Capital Markets - 0.4%
IGM Financial Inc.	4,546	120,603
Jupiter Fund Management PLC	26,837	105,546

Total Capital Markets		226,149

Insurance - 6.8%
Admiral Group PLC	21,040	832,672
Assicurazioni Generali SpA	35,898	614,500
Legal & General Group PLC	59,230	198,457
MS&AD Insurance Group Holdings Inc.	24,200	694,367
Zurich Insurance Group AG	3,430	1,373,388

Total Insurance		3,713,384

TOTAL FINANCIALS		11,888,024

HEALTH CARE - 7.4%
Pharmaceuticals - 7.4%
GlaxoSmithKline PLC	70,582	1,315,249
Novartis AG, Registered Shares	15,166	1,372,885
Roche Holding AG	3,869	1,335,840
Sanofi	461	43,209

TOTAL HEALTH CARE		4,067,183

See Notes to Schedule of Investments.

2	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.1%
Cia de Distribucion Integral Logista Holdings SA	2,814	$53,127

Building Products - 0.7%
Xinyi Glass Holdings Ltd.	157,322	381,443

Commercial Services & Supplies - 0.4%
Societe BIC SA	3,614	206,624

Construction & Engineering - 3.0%
ACS Actividades de Construccion y Servicios SA	19,220	600,572
Bouygues SA	17,256	679,663
Nishimatsu Construction Co. Ltd.	11,400	263,835
Sanki Engineering Co. Ltd.	8,200	97,277

Total Construction & Engineering		1,641,347

Industrial Conglomerates - 2.1%
CK Hutchison Holdings Ltd.	166,083	1,150,223

Road & Rail - 1.1%
Aurizon Holdings Ltd.	210,470	597,488

Trading Companies & Distributors - 5.2%
ITOCHU Corp.	46,900	1,342,784
Mitsubishi Corp.	57,800	1,461,631
Nippon Steel Trading Corp.	1,100	37,667

Total Trading Companies & Distributors		2,842,082

TOTAL INDUSTRIALS		6,872,334

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
VTech Holdings Ltd.	10,692	85,631

MATERIALS - 8.0%
Chemicals - 0.9%
EMS-Chemie Holding AG, Registered Shares	507	479,302

Metals & Mining - 5.5%
BHP Group Ltd.	44,748	1,495,542
Rio Tinto Ltd.	18,198	1,540,194

Total Metals & Mining		3,035,736

Paper & Forest Products - 1.6%
UPM-Kymmene oyj	24,461	876,374

TOTAL MATERIALS		4,391,412

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
AIMS APAC REIT		33,500	$32,563
Cromwell Property Group		261,906	162,767
Frontier Real Estate Investment Corp.		31	127,026
Hamborner REIT AG		3,615	41,007
Mapletree North Asia Commercial Trust		74,600	55,089
RioCan Real Estate Investment Trust		13,595	181,238
SmartCentres Real Estate Investment Trust		19,963	367,709
Suntec Real Estate Investment Trust		98,800	119,117

Total Equity Real Estate Investment Trusts (REITs)			1,086,516

Real Estate Management & Development - 0.9%
Allreal Holding AG, Registered Shares		375	81,863
Cibus Nordic Real Estate AB		2,945	57,835
Henderson Land Development Co. Ltd.		87,857	359,185

Total Real Estate Management & Development			498,883

TOTAL REAL ESTATE			1,585,399

UTILITIES - 11.4%
Electric Utilities - 4.9%
CK Infrastructure Holdings Ltd.		53,658	286,149
CLP Holdings Ltd.		64,281	602,698
Fortum oyj		33,615	816,165
Power Assets Holdings Ltd.		69,235	368,772
Red Electrica Corp. SA		31,605	601,296

Total Electric Utilities			2,675,080

Gas Utilities - 3.9%
Enagas SA		20,473	452,061
Italgas SpA		31,403	188,926
Naturgy Energy Group SA		19,288	499,357
Snam SpA		186,812	982,275

Total Gas Utilities			2,122,619

Multi-Utilities - 2.6%
A2A SpA		290,581	473,056
AGL Energy Ltd.		106,478	937,045

Total Multi-Utilities			1,410,101

TOTAL UTILITIES			6,207,800

TOTAL COMMON STOCKS (Cost - $53,002,023)			53,970,830

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $127,324)	—	1,800	117,979

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,129,347)			54,088,809

See Notes to Schedule of Investments.

4	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $90,067)	0.010%	90,067	$90,067

TOTAL INVESTMENTS - 99.0% (Cost - $53,219,414)			54,178,876
Other Assets in Excess of Liabilities - 1.0%			524,403

TOTAL NET ASSETS - 100.0%			$54,703,279

††	Represents less than 0.1%.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index Futures	1	3/21	$104,986	$105,775	$789

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,627,316	CHF	6,747,368	Bank of New York	2/9/21	$40,726
USD	14,073,967	EUR	11,473,115	Bank of New York	2/9/21	132,716
USD	8,197,450	JPY	851,851,130	Bank of New York	2/9/21	60,324
USD	235,643	SEK	1,934,107	Bank of New York	2/9/21	3,451
USD	4,979,578	AUD	6,425,685	UBS Securities LLC	2/9/21	49,226
USD	4,510,986	CAD	5,738,664	UBS Securities LLC	2/9/21	18,589
USD	6,922,219	GBP	5,108,694	UBS Securities LLC	2/9/21	(93,350)
USD	4,642,787	HKD	35,996,142	UBS Securities LLC	2/9/21	398
USD	3,990,514	SGD	5,289,427	UBS Securities LLC	2/9/21	4,843

Total						$216,923

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in

7

Notes to Schedule of Investments (unaudited) (continued)

open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

8

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$53,970,830	—	—	$53,970,830
Preferred Stocks	117,979	—	—	117,979

Total Long-Term Investments	54,088,809	—	—	54,088,809

Short-Term Investments†	90,067	—	—	90,067

Total Investments	$54,178,876	—	—	$54,178,876

Other Financial Instruments:
Futures Contracts	$789	—	—	$789
Forward Foreign Currency Contracts	—	$310,273	—	310,273

Total Other Financial Instruments	$789	$310,273	—	$311,062

Total	$54,179,665	$310,273	—	$54,489,938

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$93,350	—	$93,350

†	See Schedule of Investments for additional detailed categorizations.

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